                     TRAVELERS VINTAGE ANNUITY PROSPECTUS:
                  THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES
                   THE TRAVELERS BD II FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS VINTAGE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company, depending on the state in which you purchased your Contract. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("nonqualified Contracts"). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts."

You can choose to have your premium ("purchase payments") accumulate on a variable and/or fixed basis in one of our funding options. Your contract value before the maturity date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the variable funding options. The variable funding options are:

AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Value Fund
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
  Premier Growth Portfolio -- Class B
AMERICAN VARIABLE INSURANCE SERIES
  Global Growth Fund -- Class 2
  Growth Fund -- Class 2
  Growth-Income Fund -- Class 2
DREYFUS VARIABLE INVESTMENT FUND
  Small Cap Portfolio -- Initial Shares
GREENWICH STREET SERIES FUND
  Equity Index Portfolio -- Class II Shares
  Fundamental Value Portfolio(1)
SALOMON BROTHERS VARIABLE SERIES FUND INC.
  Investors Fund
  Total Return Fund
SMITH BARNEY ALLOCATION SERIES INC.
  Select Balanced Portfolio
  Select Growth Portfolio
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Large Cap Core Portfolio
  Smith Barney Premier Selection All Cap Growth Portfolio
TRAVELERS SERIES FUND, INC.
  AIM Capital Appreciation Portfolio
  Alliance Growth Portfolio
  MFS Total Return Portfolio
  Putnam Diversified Income Portfolio
  Salomon Brothers Global High Yield Portfolio(2)
  Smith Barney High Income Portfolio
  Smith Barney International All Cap Growth Portfolio(3)
  Smith Barney Large Cap Value Portfolio
  Smith Barney Large Capitalization Growth Portfolio
  Smith Barney Money Market Portfolio
  Travelers Managed Income Portfolio
  Van Kampen Enterprise Portfolio
THE TRAVELERS SERIES TRUST
  Convertible Bond Portfolio
  Disciplined Mid Cap Stock Portfolio
  MFS Emerging Growth Portfolio
  MFS Research Portfolio
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth Opportunities Portfolio

---------------

(1)formerly Total Return Portfolio

(2)formerly INVESCO Strategic Income Portfolio

(3)formerly Smith Barney International Equity Portfolio

The Contract, certain contract features and/or some of the funding options may not be available in all states. THE CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS THAT SUPPORT THE VARIABLE FUNDING OPTIONS MUST ACCOMPANY THIS PROSPECTUS. READ AND RETAIN THEM FOR FUTURE REFERENCE.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2001. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183, call 1-800-842-8573 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                             PROSPECTUS MAY 1, 2001

                               TABLE OF CONTENTS

Index of Special Terms................      2
Summary...............................      3
Fee Table.............................      6
Condensed Financial Information.......     10
The Annuity Contract..................     10
     Contract Owner Inquiries.........     10
     Purchase Payments................     10
     Accumulation Units...............     10
     The Variable Funding Options.....     11
Fixed Account.........................     14
Charges and Deductions................     14
     General..........................     14
     Withdrawal Charge................     15
     Free Withdrawal Allowance........     15
     Administrative Charges...........     15
     Mortality and Expense Risk
       Charge.........................     16
     Variable Funding Option
       Expenses.......................     16
     Premium Tax......................     16
     Changes in Taxes Based Upon
       Premium or Value...............     16
Transfers.............................     17
     Dollar Cost Averaging............     17
Access to Your Money..................     18
     Systematic Withdrawals...........     18
     Loans............................     18
Ownership Provisions..................     19
     Types of Ownership...............     19
     Contract Owner...................     19
     Beneficiary......................     19
     Annuitant........................     19
Death Benefit.........................     19
     Death Proceeds Before the
       Maturity Date..................     20
     Payment of Proceeds..............     21
     Death Proceeds After the Maturity
       Date...........................     23
The Annuity Period....................     23
     Maturity Date....................     23
     Allocation of Annuity............     24
     Variable Annuity.................     24
     Fixed Annuity....................     24
Payment Options.......................     25
     Election of Options..............     25
     Annuity Options..................     25
     Income Options...................     26
Miscellaneous Contract Provisions.....     26
     Right to Return..................     26
     Termination......................     26
     Required Reports.................     26
     Suspension of Payments...........     27
The Separate Accounts.................     27
     Performance Information..........     27
Federal Tax Considerations............     28
     General Taxation of Annuities....     28
     Types of Contracts: Qualified or
       Nonqualified...................     29
     Nonqualified Annuity Contracts...     29
     Qualified Annuity Contracts......     29
     Penalty Tax for Premature
       Distributions..................     30
     Diversification Requirements for
       Variable Annuities.............     30
     Ownership of the Investments.....     30
     Mandatory Distributions for
       Qualified Plans................     31
     Taxation of Death Benefit
       Proceeds.......................     31
Other Information.....................     31
     The Insurance Companies..........     31
     Financial Statements.............     31
     Distribution of Variable Annuity
       Contracts......................     31
     Conformity with State and Federal
       Laws...........................     32
     Voting Rights....................     32
     Legal Proceedings and Opinions...     32
Appendix A: Condensed Financial
  Information for The Travelers
  Insurance Company: Fund BD..........    A-1
Appendix B: Condensed Financial
  Information for The Travelers Life
  and Annuity Company: Fund BD II.....    B-1
Appendix C: The Fixed Account.........    C-1
Appendix D: Contents of the Statement
  of Additional Information...........    D-1

                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit.....................     10
Accumulation Period...................     10
Annuitant.............................     19
Annuity Payments......................     23
Annuity Unit..........................     11
Cash Surrender Value..................     18
Contingent Annuitant..................     19
Contract Date.........................     10
Contract Owner (You,).................     19
Contract Value........................     10
Contract Year.........................     10
Death Report Date.....................     19
Fixed Account.........................    C-1
Funding Option(s).....................     11
Joint Owner...........................     19
Maturity Date.........................     23
Purchase Payment......................     10
Succeeding Owner......................     19
Underlying Fund.......................     11
Written Request.......................     10

                                    SUMMARY:
                       TRAVELERS VINTAGE VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us") depending on where you reside. Each company sponsors its own segregated asset account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Fund BD for Variable Annuities ("Fund BD"); The Travelers Life and Annuity Company sponsors the Travelers BD II for Variable Annuities ("BD II"). When we refer to the Separate Account, we are referring to either Fund BD or BD II, depending upon your issuing Company.

Your issuing Company is The Travelers Life and Annuity Company unless you reside in one of the following locations. The Travelers Insurance Company issues Contracts in the locations listed below:

Bahamas                 North Carolina  Oregon(1)            Washington(1)
British Virgin Islands  New Hampshire   Puerto Rico          Wyoming
Guam                    New Jersey      Tennessee
Maine                   New York        U.S. Virgin Islands

---------------

(1) The Travelers Insurance Company issues only single premium contracts with variable and fixed accounts for these states. The Travelers Life and Annuity Company issues only flexible premium contracts with only variable accounts in these states. Please refer to your Contract or ask your agent for more information.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the variable funding options and/or the Fixed Account. If you elect variable income payments, the dollar amount or your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) Individual Retirement Annuities (IRAs); and (3) other qualified retirement plans. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your contract value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the underlying funds). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment allocated to a variable funding option during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, we will refund your full purchase payment. During the remainder of the right to return period, we will refund your contract value (including charges we assessed). We will determine your contract value at the close of business on the day we receive a written request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? Through its subaccounts, the Separate Account uses your purchase payments to purchase units, at your direction, of one or more of the variable funding options. In turn, each variable funding option invests in an underlying mutual fund ("underlying fund") that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these variable funding options.

You can transfer between the variable funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. You may transfer between the Fixed Account and the variable funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from the amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.02% for the Standard Death Benefit, and 1.30% for the Enhanced Death Benefit. For contracts with a value of less than $40,000 we also deduct an annual contract administrative charge of $30. Each underlying fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the purchase payments. The maximum percentage is 6%, decreasing to 0% in years seven and later.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a nonqualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the owner, joint owner, or annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit value is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions. The Enhanced Death Benefit may not be available in all states. Please refer to the Death Benefit section in the prospectus for more details.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      -- DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in variable funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      -- SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

      -- AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.

                                   FEE TABLE
--------------------------------------------------------------------------------

The purpose of this Fee Table is to assist Contract owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of each underlying fund. Each fund reflects these expenses in its net asset value; the expenses are not deducted from your contract value.

TRANSACTION EXPENSES

     WITHDRAWAL CHARGE (as a percentage of the purchase payments withdrawn):

            YEARS SINCE PURCHASE                   WITHDRAWAL
                PAYMENT MADE                         CHARGE
                    0-1                                6%
                      2                                6%
                      3                                6%
                      4                                3%
                      5                                2%
                      6                                1%
                      7+                               0%

ANNUAL SEPARATE ACCOUNT CHARGES:

(as a percentage of the average daily net assets of the Separate Account)

                                                                 STANDARD         ENHANCED
                                                               DEATH BENEFIT    DEATH BENEFIT
---------------------------------------------------------------------------------------------
      Mortality & Expense Risk Charge......................        1.02%            1.30%
      Administrative Expense Charge........................        0.15%            0.15%
                                                                   -----            -----
        Total Separate Account Charges.....................        1.17%            1.45%
OTHER ANNUAL CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE                    $30
          (Waived if contract value is $40,000 or more)

VARIABLE FUNDING OPTION EXPENSES:

      (as a percentage of average daily net assets of the funding option as of December 31, 2000, unless otherwise noted)

                                                                                               TOTAL ANNUAL
                                                                                                OPERATING
                                               MANAGEMENT FEE                OTHER EXPENSES      EXPENSES
                                               (AFTER EXPENSE     12b-1      (AFTER EXPENSE   (AFTER EXPENSE
              FUNDING OPTIONS:                 REIMBURSEMENT)      FEES      REIMBURSEMENT)   REIMBURSEMENT)
------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Value Fund......................    0.61%                            0.23%            0.84%
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
    Premier Growth Portfolio -- Class B*.....    1.00%             0.25%          0.05%            1.30%
AMERICAN VARIABLE INSURANCE SERIES
    Global Growth Fund -- Class 2*...........    0.66%             0.25%          0.04%            0.95%
    Growth Fund -- Class 2*..................    0.36%             0.25%          0.02%            0.63%
    Growth-Income Fund -- Class 2*...........    0.34%             0.25%          0.01%            0.60%
DREYFUS VARIABLE INVESTMENT FUND
    Small Cap Portfolio -- Initial Shares....    0.75%                            0.03%            0.78%(1)
GREENWICH STREET SERIES FUND
    Equity Index Portfolio -- Class II
      Shares*................................    0.21%             0.25%          0.04%            0.50%(2)
    Fundamental Value Portfolio..............    0.75%                            0.04%            0.79%(3)
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Investors Fund...........................    0.70%                            0.21%            0.91% -
    Total Return Fund........................    0.46%                            0.54%            1.00%(4)
SMITH BARNEY ALLOCATION SERIES INC.
    Select Balanced Portfolio................    0.35%                            0.71%            1.06%(5)
    Select Growth Portfolio..................    0.35%                            0.77%            1.12%(5)
    Select High Growth Portfolio+............    0.35%                            0.79%            1.14%(5)

                                                                                               TOTAL ANNUAL
                                                                                                OPERATING
                                               MANAGEMENT FEE                OTHER EXPENSES      EXPENSES
                                               (AFTER EXPENSE     12b-1      (AFTER EXPENSE   (AFTER EXPENSE
              FUNDING OPTIONS:                 REIMBURSEMENT)      FEES      REIMBURSEMENT)   REIMBURSEMENT)
------------------------------------------------------------------------------------------------------------
SMITH BARNEY INVESTMENT SERIES
    Smith Barney Large Cap Core Portfolio....    0.75%                            0.20%            0.95%(6)
    Smith Barney Premier Selection All Cap
      Growth Portfolio.......................    0.75%                            0.20%            0.95%(6)
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio...............    0.66%                            0.14%            0.80%(7)
    Disciplined Mid Cap Stock Portfolio......    0.76%                            0.12%            0.88%
    Disciplined Small Cap Stock Portfolio+...    0.86%                            0.14%            1.00%(7)
    MFS Emerging Growth Portfolio............    0.81%                            0.05%            0.86%
    MFS Research Portfolio...................    0.86%                            0.06%            0.92%
    Strategic Stock Portfolio+...............    0.66%                            0.24%            0.90%(7)
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio.......    0.80%                            0.03%            0.83%(8)
    Alliance Growth Portfolio................    0.80%                            0.01%            0.81%(8)
    MFS Total Return Portfolio...............    0.80%                            0.04%            0.84%(8)
    Putnam Diversified Income Portfolio......    0.75%                            0.12%            0.87%(8)
    Salomon Brothers Global High Yield
      Portfolio..............................    0.80%                            0.18%            0.98%(8)
    Smith Barney High Income Portfolio.......    0.60%                            0.06%            0.66%(8)
    Smith Barney International All Cap Growth
      Portfolio..............................    0.90%                            0.08%            0.98%(8)
    Smith Barney Large Cap Value Portfolio...    0.65%                            0.01%            0.66%(8)
    Smith Barney Large Capitalization Growth
      Portfolio..............................    0.75%                            0.02%            0.77%(8)
    Smith Barney Money Market Portfolio......    0.50%                            0.03%            0.53%(8)
    Travelers Managed Income Portfolio.......    0.65%                            0.04%            0.69%(8)
    Van Kampen Enterprise Portfolio..........    0.70%                            0.03%            0.73%(8)
VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap Growth
      Opportunities Portfolio................    0.75%                            0.15%            0.90%(9)

---------------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

 + No longer available to new Contract Owners.

(1) Total Annual Operating Expenses for the SMALL CAP PORTFOLIO -- INITIAL SHARES do not include interest expense, loan commitment fees, and dividends on securities sold short. These figures are for the year ended December 31, 2000. Actual expenses in future years may be higher or lower that the fees given.

(2) The Management Fee includes 0.06% for fund administration.

(3) The Management Fee includes 0.20% for fund administration.

(4) The Adviser has waived all or a portion of its Management Fees for the year ended December 31, 2000. If such fees were not waived or expenses reimbursed, the Management Fee, Other Expenses, and Total Annual Operating Expenses would have been 0.80%, 0.54%, and 1.34%, respectively for the TOTAL RETURN FUND.

(5) Each Portfolio of the SMITH BARNEY CONCERT ALLOCATION SERIES INC. (a "fund of funds") invests in the shares of other mutual funds ("underlying funds"). The Management Fee for each Portfolio is 0.35%. While the Portfolios have no direct expenses, the "Other Expenses" figure represents a weighted average of the total expense ratios of the underlying funds as of 1/31/00 (the fiscal year end of the Portfolios).

(6) The Adviser has agreed to waive all or a portion of its fees and reimburse certain expenses for the year ended October 31, 2000 (the Fund's fiscal year end). If such fees were not waived and expenses not reimbursed, Total Annual Operating Expenses for the SMITH BARNEY PREMIER SELECTION ALL CAP GROWTH PORTFOLIO and the SMITH BARNEY LARGE CAP CORE PORTFOLIO would have been 2.14% and 1.55%, respectively. As a result of a voluntary expense limitation, the expense ratios of these funds will not exceed 0.95%.

(7) Travelers Insurance Company has agreed to reimburse the CONVERTIBLE BOND PORTFOLIO, the STRATEGIC STOCK PORTFOLIO, and the DISCIPLINED SMALL CAP STOCK PORTFOLIO for expenses for the period ended December 31, 2000 which exceeded 0.80%, 0.90%, and 1.00%, respectively. Without such voluntary arrangements, the actual annualized Total Annual Operating Expenses would have been 0.90%, 0.97%, and 1.14%, respectively.

(8) Expenses are as of October 31, 2000 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2000.

(9) The Adviser has agreed to reimburse SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO for the period ended December 31, 2000. If such expenses were not voluntarily reimbursed, the actual annualized Total Annual Operating Expenses would have been 4.45%.

EXAMPLES

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the underlying funds for the year ended December 31, 2000, and assume that any fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue. The examples also assume that the $30 annual administrative charge is equivalent to 0.012% of the Separate Account contract value.

EXAMPLE: STANDARD DEATH BENEFIT

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above for the Standard Death Benefit:

-------------------------------------------------------------------------------------------------------------------------
                                              IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                    END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                            -------------------------------------   -------------------------------------
FUNDING OPTION                              1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Value Fund..................     81       123       129        235       21        63       109        235
ALLIANCE VARIABLE PRODUCT SERIES FUND,
  INC.
    Premier Growth Portfolio -- Class
      B..................................     85       137       152        282       25        77       132        282
AMERICAN VARIABLE INSURANCE SERIES
    Global Growth Fund -- Class 2........     82       127       135        246       22        67       115        246
    Growth Fund -- Class 2...............     78       117       118        213       18        57        98        213
    Growth-Income Fund -- Class 2........     78       116       117        210       18        56        97        210
DREYFUS VARIABLE INVESTMENT FUND
    Small Cap Portfolio -- Initial
      Shares.............................     80       122       126        229       20        62       106        229
GREENWICH STREET SERIES FUND
    Equity Index Portfolio -- Class II
      Shares.............................     77       113       111        199       17        53        91        199
    Fundamental Value Portfolio..........     80       122       126        230       20        62       106        230
SALOMON BROTHERS VARIABLE SERIES FUND
  INC.
    Investors Fund.......................     81       126       132        242       21        66       112        242
    Total Return Fund....................     82       128       137        252       22        68       117        252
SMITH BARNEY ALLOCATION SERIES INC.
    Select Balanced Portfolio............     83       130       140        258       23        70       120        258
    Select Growth Portfolio..............     83       132       143        264       23        72       123        264
    Select High Growth Portfolio+........     84       133       144        266       24        73       124        266
SMITH BARNEY INVESTMENT SERIES
    Smith Barney Large Cap Core
      Portfolio..........................     82       127       135        246       22        67       115        246
    Smith Barney Premier Selection All
      Cap Growth Portfolio...............     82       127       135        246       22        67       115        246
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio...........     80       122       127        231       20        62       107        231
    Disciplined Mid Cap Stock
      Portfolio..........................     81       125       131        239       21        65       111        239
    Disciplined Small Cap Stock
      Portfolio+.........................     82       128       137        252       22        68       117        252
    MFS Emerging Growth Portfolio........     81       124       130        237       21        64       110        237
    MFS Research Portfolio...............     81       126       133        243       21        66       113        243
    Strategic Stock Portfolio+...........     81       125       132        241       21        65       112        241
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio...     80       123       128        234       20        63       108        234
    Alliance Growth Portfolio............     80       123       127        232       20        63       107        232
    MFS Total Return Portfolio...........     81       123       129        235       21        63       109        235
    Putnam Diversified Income
      Portfolio..........................     81       124       130        238       21        64       110        238
    Salomon Brothers Global High Yield
      Portfolio..........................     82       128       136        249       22        68       116        249
    Smith Barney High Income Portfolio...     79       118       120        216       19        58       100        216
    Smith Barney International All Cap
      Growth Portfolio...................     82       128       136        249       22        68       116        249
    Smith Barney Large Cap Value
      Portfolio..........................     79       118       120        216       19        58       100        216
    Smith Barney Large Capitalization
      Growth Portfolio...................     80       121       125        228       20        61       105        228
    Smith Barney Money Market
      Portfolio..........................     77       114       113        202       17        54        93        202
    Travelers Managed Income Portfolio...     79       119       121        219       19        59       101        219
    Van Kampen Enterprise Portfolio......     79       120       123        223       19        60       103        223
VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap Growth
      Opportunities Portfolio............     81       125       132        241       21        65       112        241

+ No longer available to new Contract Owners.

EXAMPLE*: ENHANCED DEATH BENEFIT

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above for the Enhanced Death Benefit:

-------------------------------------------------------------------------------------------------------------------------
                                              IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                    END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                            -------------------------------------   -------------------------------------
FUNDING OPTION                              1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Value Fund..................     83       132       143       264        23       72        123       264
ALLIANCE VARIABLE PRODUCT SERIES FUND,
  INC.
    Premier Growth Portfolio -- Class
      B..................................     88       146       166       309        28       86        146       309
AMERICAN VARIABLE INSURANCE SERIES
    Global Growth Fund -- Class 2........     84       135       149       275        24       75        129       275
    Growth Fund -- Class 2...............     81       126       132       242        21       66        112       242
    Growth-Income Fund -- Class 2........     81       125       131       239        21       65        111       239
DREYFUS VARIABLE INVESTMENT FUND
    Small Cap Portfolio -- Initial
      Shares.............................     83       130       140       258        23       70        120       258
GREENWICH STREET SERIES FUND
    Equity Index Portfolio -- Class II
      Shares.............................     80       122       126       229        20       62        106       229
    Fundamental Value Portfolio..........     83       130       141       259        23       70        121       259
SALOMON BROTHERS VARIABLE SERIES FUND
  INC.
    Investors Fund.......................     84       134       147       271        24       74        127       271
    Total Return Fund....................     85       137       151       280        25       77        131       280
SMITH BARNEY ALLOCATION SERIES INC.
    Select Balanced Portfolio............     86       139       154       286        26       79        134       286
    Select Growth Portfolio..............     86       140       157       292        26       80        137       292
    Select High Growth Portfolio+........     86       141       158       294        26       81        138       294
SMITH BARNEY INVESTMENT SERIES
    Smith Barney Large Cap Core
      Portfolio..........................     84       135       149       275        24       75        129       275
    Smith Barney Premier Selection All
      Cap Growth Portfolio...............     84       135       149       275        24       75        129       275
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio...........     83       131       141       260        23       71        121       260
    Disciplined Mid Cap Stock
      Portfolio..........................     84       133       145       268        24       73        125       268
    Disciplined Small Cap Stock
      Portfolio+.........................     85       137       151       280        25       77        131       280
    MFS Emerging Growth Portfolio........     84       133       144       266        24       73        124       266
    MFS Research Portfolio...............     84       134       147       272        24       74        127       272
    Strategic Stock Portfolio+...........     84       134       146       270        24       74        126       270
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio...     83       132       143       263        23       72        123       263
    Alliance Growth Portfolio............     83       131       142       261        23       71        122       261
    MFS Total Return Portfolio...........     83       132       143       264        23       72        123       264
    Putnam Diversified Income
      Portfolio..........................     84       133       145       267        24       73        125       267
    Salomon Brothers Global High Yield
      Portfolio..........................     85       136       150       278        25       76        130       278
    Smith Barney High Income Portfolio...     82       126       134       245        22       66        114       245
    Smith Barney International All Cap
      Growth Portfolio...................     85       136       150       278        25       76        130       278
    Smith Barney Large Cap Value
      Portfolio..........................     82       126       134       245        22       66        114       245
    Smith Barney Large Capitalization
      Growth Portfolio...................     83       130       140       257        23       70        120       257
    Smith Barney Money Market
      Portfolio..........................     80       123       127       232        20       63        107       232
    Travelers Managed Income Portfolio...     82       127       136       248        22       67        116       248
    Van Kampen Enterprise Portfolio......     82       129       138       253        22       69        118       253
VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap Growth
      Opportunities Portfolio............     84       134       146       270        24       74        126       270

+ No longer available to new Contract Owners.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Vintage Annuity is a contract between the contract owner ("you") and the Company. We describe your rights and benefits in this prospectus and in the Contract. There may be differences in your Contract because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make purchase payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one Fixed Account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account contract value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account contract value"). The contract value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-8573.

PURCHASE PAYMENTS

Your initial purchase payment is due and payable before the Contract becomes effective. The initial purchase payment must be at least $5,000. You may make additional payments of at least $500 at any time. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial purchase payment less any applicable premium tax (net purchase payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent purchase payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the contract date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE VARIABLE FUNDING OPTIONS

You choose the variable funding options to which you allocate your purchase payments. These variable funding options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the underlying funds that must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the underlying funds will meet its investment objectives. Contact your registered representative or call 1-800-842-8573 to request additional copies of the prospectuses.

The Company has entered into agreements with either the investment adviser or distributor of certain of the underlying funds in which the adviser or distributor pays us a fee for providing administrative services, which fee may vary. The fee is ordinarily based upon an annual percentage of the average aggregate net amount invested in the underlying funds on behalf of the Separate Account. In addition, an affiliated broker-dealer will receive 12b-1 fees deducted from certain underlying fund assets for providing distribution, shareholder support and administrative services to some of the underlying funds.

If any of the underlying funds become unavailable for allocating purchase payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

                                                     INVESTMENT
        FUNDING OPTION                               OBJECTIVE                        INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS,
INC.
    AIM V.I. Value Fund          Seeks to achieve long-term growth of capital by     AIM Advisers, Inc.
                                 investing primarily in equity securities of
                                 undervalued companies. Income is a secondary
                                 objective.
ALLIANCE VARIABLE PRODUCT
SERIES FUND, INC.
    Premier Growth Portfolio --  Seeks long-term growth of capital by investing      Alliance Capital Management
    Class B                      primarily in equity securities of a limited number  ("Alliance")
                                 of large, carefully selected, high quality U.S.
                                 companies that are judged likely to achieve
                                 superior earning momentum.
AMERICAN VARIABLE INSURANCE
SERIES
    Global Growth Fund -- Class  Seeks capital appreciation by investing primarily   Capital Research and Management
    2                            in common stocks of companies located around the    Company
                                 world.
    Growth Fund -- Class 2       Seeks capital appreciation by investing primarily   Capital Research and Management
                                 in common stocks of companies that appear to offer  Company superior opportunities for growth and capital.

                                                     INVESTMENT
        FUNDING OPTION                               OBJECTIVE                        INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
    Growth-Income Fund -- Class  Seeks capital appreciation and income by investing  Capital Research and Management
    2                            primarily in common stocks or other securities      Company
                                 which demonstrate the potential for appreciation
                                 and/or dividends.
DREYFUS VARIABLE INVESTMENT
FUND
    Small Cap Portfolio --       Seeks to maximize capital appreciation by           The Dreyfus Corporation
    Initial Shares               investing primarily in small-cap companies with
                                 total market values of less than $1.5 billion at
                                 the time of purchase.
GREENWICH STREET SERIES FUND
    Equity Index Portfolio --    Seeks to replicate, before deduction of expenses,   Travelers Investment Management
    Class II Shares              the total return performance of the S&P 500 Index.  Co. ("TIMCO")
    Fundamental Value Portfolio  Seeks long-term capital growth with current income  Smith Barney Fund Management,
                                 as a secondary objective.                           LLC ("SBFM")
SALOMON BROTHERS VARIABLE
SERIES FUND, INC.
    Investors Fund               Seeks long-term growth of capital, and,             Salomon Brothers Asset
                                 secondarily, current income, through investments    Management ("SBAM")
                                 in common stocks of well-known companies.
    Total Return Fund            Seeks above-average income (compared to a portfo-   SBAM
                                 lio invested entirely in equity securities).
                                 Secondarily, seeks opportunities for growth of
                                 capital and income.
SMITH BARNEY ALLOCATION SERIES,
INC.
    Select Balanced Portfolio    Seeks a balance of growth of capital and income by  Travelers Investment Advisers
                                 investing in a select group of mutual funds.        ("TIA")
    Select Growth Portfolio      Seeks long term growth of capital by investing in   TIA
                                 a select group of mutual funds.
    Select High Growth           Seeks capital appreciation by investing in a        TIA
    Portfolio+                   select group of mutual funds.
SMITH BARNEY INVESTMENT SERIES
    Large Cap Core Portfolio     Seeks capital appreciation by investing primarily   SBFM
                                 in U.S. common stocks and other equity securities,
                                 typically of established companies with large
                                 market capitalization.
    Premier Selection All Cap    Seeks long term growth of capital using a multi-    SBFM
    Growth Portfolio             manager approach investing in small, medium and
                                 large sized companies.
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation     Seeks capital appreciation by investing             TIA
    Portfolio                    principally in common stock, with emphasis on       Subadviser: AIM Capital
                                 medium-sized and smaller emerging growth            Management Inc.
                                 companies.
    Alliance Growth Portfolio    Seeks long-term growth of capital. Current income   TIA
                                 is only an incidental consideration. The Portfolio  Subadviser: Alliance Capital
                                 invests predominantly in equity securities of       Management L.P.
                                 companies with a favorable outlook for earnings
                                 and whose rate of growth is expected to exceed
                                 that of the U.S. economy over time.
    MFS Total Return Portfolio   Seeks to obtain above-average income (compared to   TIA
                                 a portfolio entirely invested in equity             Subadviser: Massachusetts
                                 securities) consistent with the prudent employment  Financial Services Company
                                 of capital. Generally, at least 40% of the          ("MFS")
                                 Portfolio's assets will be invested in equity
                                 securities.
    Putnam Diversified Income    Seeks high current income consistent with           TIA
    Portfolio                    preservation of capital. The Portfolio will         Subadviser: Putnam Investment
                                 allocate its investments among the U.S. Government  Management, Inc.
                                 Sector, the High Yield Sector, and the
                                 International Sector of the fixed income
                                 securities markets.
    Salomon Brothers Global      Seeks primarily high current income and,            TIA
    High Yield Portfolio         secondarily, capital appreciation. The Portfolio    Subadviser: Chancellor LGT
                                 allocates its assets among debt securities of       Asset Management, Inc.
                                 issuers in the U.S., developed foreign countries
                                 and emerging markets.

                                                     INVESTMENT
        FUNDING OPTION                               OBJECTIVE                        INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
TRAVELERS SERIES FUND INC.,
CONT.
    Smith Barney High Income     Seeks high current income. Capital appreciation is  SBFM
    Portfolio                    a secondary objective. The Portfolio will invest
                                 at least 65% of its assets in high-yielding
                                 corporate debt obligations and preferred stock.
    Smith Barney International   Seeks total return on assets from growth of         SBFM
    All Cap Growth Portfolio     capital and income by investing at least 65% of
                                 its assets in a diversified portfolio of equity
                                 securities of established non-U.S. issuers.
    Smith Barney Large           Seeks long-term growth of capital by investing in   SBFM
    Capitalization Growth        equity securities of companies with large market
    Portfolio                    capitalizations.
    Smith Barney Large Cap       Seeks current income and long-term growth of        SBFM
    Value Portfolio              income and capital by investing primarily, but not
                                 exclusively, in common stocks.
    Smith Barney Money Market    Seeks maximum current income and preservation of    SBFM
    Portfolio                    capital.
    Travelers Managed Income     Seeks high current income consistent with prudent   TIA
    Portfolio                    risk of capital through investments in corporate    Subadviser: Travelers Asset
                                 debt obligations, preferred stocks, and             Management International
                                 obligations issued or guaranteed by the U.S.        Company LLC ("TAMIC")
                                 Government or its agencies or instrumentalities.
    Van Kampen Enterprise        Seeks capital appreciation through investment in    SBFM
    Portfolio                    securities believed to have above-average           Subadviser: Van Kampen Asset
                                 potential for capital appreciation. Any income      Management Inc.
                                 received on such securities is incidental to the
                                 objective of capital appreciation.
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio   Seeks current income and capital appreciation by    TAMIC
                                 investing in convertible bond securities and in
                                 combinations of nonconvertible fixed-income
                                 securities and warrants or call options that
                                 together resemble convertible securities.
    Disciplined Mid Cap Stock    Seeks growth of capital by investing primarily in   TAMIC
    Portfolio                    a broadly diversified portfolio of U.S. common      Subadviser: TIMCO
                                 stocks.
    Disciplined Small Cap Stock  Seeks long term capital appreciation by investing   TAMIC
    Portfolio+                   primarily (at least 65% of its total assets) in     Subadviser: TIMCO
                                 the common stocks of U.S. Companies with
                                 relatively small market capitalizations at the
                                 time of investment.
    MFS Emerging Growth          Seeks to provide long-term growth of capital.       TAMIC
    Portfolio                    Dividend and interest income from portfolio         Subadviser: MFS
                                 securities, if any, is incidental to the MFS
                                 Portfolio's investment objective.
    MFS Research Portfolio       Seeks to provide long-term growth of capital and    TAMIC
                                 future income.                                      Subadviser: MFS
    Strategic Stock Portfolio+   Seeks to provide an above-average total return      TAMIC
                                 through a combination of potential capital          Subadviser: TIMCO
                                 appreciation and dividend income by investing
                                 primarily in high dividend yielding stocks
                                 periodically selected from the companies included
                                 in (i) the Dow Jones Industrial Average and (ii) a
                                 subset of the S&P Industrial Index.
VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap       Seeks long-term capital growth by investing in      Citi Fund Management, Inc.
    Growth Opportunities         equity securities of U.S. companies with market
    Portfolio                    capitalizations below the top 1,000 stocks of the
                                 equity market. Under normal circumstances, at
                                 least 65% of the fund's total assets will be
                                 invested in such companies. Dividend income, if
                                 any, is incidental to the investment objective.

---------------
+ No longer available to new contract owners.

                                 FIXED ACCOUNT
--------------------------------------------------------------------------------

We offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the contract owner, annuitant, or first of the joint owners,

     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to contract owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     - sales and marketing expenses including commission payments to your Smith Barney Financial Consultant, and

     - other costs of doing business.

Risks we assume include:

     - that annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the contract value, and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. (For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur.) We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from purchase payments when they are made to the Contract. However, a withdrawal charge will apply if purchase payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the purchase payment withdrawn as follows:

YEARS SINCE PURCHASE                   WITHDRAWAL
    PAYMENT MADE                         CHARGE
        0-1                                6%
         2                                 6%
         3                                 6%
         4                                 3%
         5                                 2%
         6                                 1%
         7+                                0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a) any purchase payment to which no withdrawal charge applies, then

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any purchase payment to which a withdrawal charge applies (on a first-in, first-out basis), then

     (d) any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge:

        - due to the death of the contract owner or the annuitant (with no contingent annuitant surviving);

        - if an annuity payout has begun

        - due to a minimum distribution under our minimum distribution rules then in effect; or

        - if an income option of at least five year's duration is begun after the first contract year.

FREE WITHDRAWAL ALLOWANCE

Beginning in the second contract year, you may withdraw up to 15% of the contract value annually. We calculate the available withdrawal amount as of the end of the previous contract year. The free withdrawal provision applies to partial withdrawals only.

ADMINISTRATIVE CHARGES

There are two administrative charges: the annual contract administrative charge and the administrative expense charge. We will deduct the $30 annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in maintaining and establishing the contract, and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge:

        (1) from the distribution of death proceeds;

        (2) after an annuity payout has begun, or

        (3) if the contract value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "sub-account administrative charge") on each business day from amounts allocated to the variable funding options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options, and is reflected in our accumulation and annuity unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the variable funding options. We reflect the deduction in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 1.02% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.30% annually. This charge compensates the company for risks assumed, benefits provided and expenses incurred, including payment of commissions to your sales agent.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the underlying funds in the fee table. Please review the prospectus for each underlying fund for a more complete description of that fund and its expenses.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your contract value either upon death, surrender, annuitization, or at the time you make purchase payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                   TRANSFERS
--------------------------------------------------------------------------------

Up to 30 days before the maturity date, you may transfer all or part of the contract value between variable funding options. We will make transfers at the value(s) next determined after we receive your request at our Home Office. There are no restrictions on the amount or frequency of transfers currently; however, we reserve the right to limit the number of transfers to one in any six-month period. We also reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: 1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or 2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other contract owners.

Since different underlying funds have different expenses, a transfer of contract values from one variable funding option to another could result in your investment becoming subject to higher or lower expenses. Also, you should consider the inherent risks involved in making transfers. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

After the maturity date, you may make transfers between funding options only with our consent.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more accumulation units in a funding option if the value per unit is low and will purchase fewer accumulation units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through written request or other method acceptable to us. You must have a minimum total contract value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, we may credit increased interest rates to contract owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and we must transfer all purchase payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by Travelers. If complete Program enrollment instructions are not received by the Company within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your contract value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent purchase payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you otherwise direct.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a written request specifying the fixed or variable funding option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the cash surrender value as of the close of business after we receive your surrender request at our Home Office. The cash surrender value may be more or less than the purchase payments you made. You may not make withdrawals during the annuity period.

We may defer payment of any cash surrender value for a period of up to seven days after the written request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form we provide. We will surrender accumulation units pro rata from all investment options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

CONTRACT OWNER (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

JOINT OWNER. For nonqualified contracts only, you may name joint owners (e.g., spouses) in a written request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

SUCCEEDING OWNER. For nonqualified contracts only, if joint owners are not named, the contract owner may name a succeeding owner in a written request. The succeeding owner becomes the contract owner if living when the contract owner dies. The succeeding owner had no interest in the Contract before then. The contract owner may change or delete a succeeding owner by written request.

BENEFICIARY

You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless you recorded different shares with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the variable funding options or the Fixed Account, as most recently elected by the contract owner, until the death report date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

ANNUITANT

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. You may not change the annuitant after your Contract is in effect.

You may not change, delete or add a contingent annuitant after the Contract becomes effective.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

Before the maturity date, when there is no surviving annuitant, a death benefit is payable when either the annuitant or a contract owner dies. At purchase, you elect either the Standard Death Benefit, or the Enhanced Death Benefit (also referred to as the "Roll-Up Death Benefit"). The death benefit is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions (the death report date).

DEATH PROCEEDS BEFORE THE MATURITY DATE

                             STANDARD DEATH BENEFIT

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 75. We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax, withdrawals or outstanding loans not previously deducted:

     (1) the contract value;

     (2) the total purchase payments made under the Contract; or

     (3) the contract value on the latest fifth contract year anniversary immediately preceding the date on which the Company receives due proof of death.

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 75. We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax, withdrawals or outstanding loans not previously deducted:

     (1) the contract value;

     (2) the total purchase payments made under the Contract; or

     (3) the contract value on the latest fifth contract year anniversary occurring on or before the annuitant's 75th birthday.

                 ENHANCED DEATH BENEFIT (ROLL-UP DEATH BENEFIT)
  (NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE
                                 CONTRACT DATE)

  ---------------------------------------------------------------------------------------------------------------
                  AGE AT TIME OF DEATH                                        DEATH BENEFIT
  ---------------------------------------------------------------------------------------------------------------
    If the annuitant dies before age 80, the             - the contract value
    death benefit will be the greatest of:               - the roll-up death benefit value (as described below):
                                                         - the step-up value, if any, as described below.
  ---------------------------------------------------------------------------------------------------------------
    If the annuitant dies on or after age 80, the death  - the contract value
    benefit will be the greatest of:                     - the roll-up death benefit value (as described below)
                                                           on the annuitant's 80(th) birthday, plus any
                                                           additional purchase payments and minus any partial
                                                           surrender reductions (as described below) that occur
                                                           after the annuitant's 80(th) birthday; or
                                                         - the step-up value, if any, as described below.
  ---------------------------------------------------------------------------------------------------------------

THE ROLL-UP DEATH BENEFIT VALUE. On the contract date, the roll-up death benefit value is equal to the purchase payment. On each contract date anniversary, the roll-up death benefit value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

     a) is the roll-up death benefit value as of the previous contract date anniversary;

     b) is any purchase payment during the previous contract year;

     c) is any partial surrender reduction (as described below) during the previous contract year;

On dates other than the contract date anniversary, the roll-up death benefit value equals a) plus b) minus c) where:

     a) is the roll-up death benefit value as of the previous contract date anniversary;

     b) is any purchase payment made during the previous contract year;

     c) is any partial surrender reduction (as described below) during the previous contract year;

The maximum roll-up death benefit payable equals 200% of the difference between all purchase payments and all partial surrender reductions (as described below).

STEP-UP VALUE. The step-up value will initially equal the first purchase payment. Whenever you make a purchase payment, we will increase the step-up value by the amount of that purchase payment. Whenever you take a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. On each contract date anniversary that occurs before the annuitant's 80th birthday and before the annuitant's death, if the contract value is greater than the step-up value, we will reset the step-up value to equal the contract value on that date. If the step-up value is greater than the contract value, the step-up value will remain unchanged. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals are made on that day). The only changes made to the step-up value on or after the annuitant's 80th birthday will be those related to additional purchase payments or withdrawals as described below.

THE PARTIAL SURRENDER REDUCTION referenced above is equal to (1) the amount of a death benefit value (step-up or roll-up) immediately prior to the reduction for the withdrawal, multiplied by (2) the amount of the withdrawal divided by the contract value immediately prior to the withdrawal.

For example, assume your current contract value is $55,000. If your original step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

     50,000 X (10,000/55,000) = 9,090

Your new step-up value would be 50,000 - 9,090 or $40,910.

The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your original step-up value is $50,000, an you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

     50,000 X (10,000/30,000) = 16,666

Your new step-up value would be 50,000 - 16,666, or $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the maturity date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NONQUALIFIED CONTRACTS

---------------------------------------------------------------------------------------------------------------
   BEFORE THE MATURITY DATE,     THE COMPANY WILL PAY THE             UNLESS...              MANDATORY PAYOUT
     UPON THE DEATH OF THE             PROCEEDS TO:                                             RULES APPLY*
---------------------------------------------------------------------------------------------------------------
 Owner (who is not the           The beneficiary(ies), or   Unless, the beneficiary is the   Yes
 annuitant) (with no joint       if none, to the contract   contract owner's spouse and
 owner)                          owner's estate.            the spouse elects to continue
                                                            the contract as the new owner
                                                            rather than receive the
                                                            distribution.
---------------------------------------------------------------------------------------------------------------
 Owner (who is the annuitant)    The beneficiary(ies), or   Unless, the beneficiary is the   Yes
 (with no joint owner)           if none, to the contract   contract owner's spouse and
                                 owner's estate.            the spouse elects to continue
                                                            the contract as the new owner
                                                            rather than receive the
                                                            distribution.
---------------------------------------------------------------------------------------------------------------
 Joint Owner (who is not the     The surviving joint        Unless the surviving joint       Yes
 annuitant)                      owner.                     owner is the spouse and elects
                                                            to continue the contract.
---------------------------------------------------------------------------------------------------------------
 Joint Owner (who is the         The beneficiary(ies), or   Unless the                       Yes
 annuitant)                      if none, to the            beneficiary/surviving joint
                                 surviving joint owner.     owner is the contract owner's
                                                            spouse and the spouse elects
                                                            to continue the contract.
                                                            Or, unless there is a
                                                            contingent annuitant the
                                                            contingent annuitant becomes
                                                            the annuitant and the proceeds
                                                            will be paid to the surviving
                                                            joint owner. If the surviving
                                                            joint owner is the spouse, the
                                                            spouse may elect to continue
                                                            the contract.
---------------------------------------------------------------------------------------------------------------
 Annuitant (who is not the       The beneficiary(ies),      Unless the beneficiary is the    Yes
 contract owner)                 or, if none, to the        contract owner's spouse and
                                 contract owner.            the spouse elects to continue
                                                            the contract, or, unless,
                                                            there is a contingent
                                                            annuitant. Then, the
                                                            contingent annuitant becomes
                                                            the annuitant and the Contract
                                                            continues in effect (generally
                                                            using the original maturity
                                                            date). The proceeds will then
                                                            be paid upon the death of the
                                                            contingent annuitant or owner.
---------------------------------------------------------------------------------------------------------------
 Annuitant (who is the contract  See death of "owner who                                     Yes
 owner)                          is the annuitant" above.
---------------------------------------------------------------------------------------------------------------
 Annuitant (where owner is a     The beneficiary(ies)                                        Yes (Death of
 nonnatural person/trust)        (e.g. the trust).                                           annuitant is
                                                                                             treated as death
                                                                                             of the owner in
                                                                                             these
                                                                                             circumstances.)
---------------------------------------------------------------------------------------------------------------
 Contingent Annuitant (assuming  No death proceeds are                                       N/A
 annuitant is still alive)       payable; contract
                                 continues.
---------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                       N/A
                                 payable; contract
                                 continues.
---------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                       N/A
                                 payable; contract
                                 continues.
---------------------------------------------------------------------------------------------------------------

* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. If Mandatory Distribution has begun, the 5 year payout option is not available.

                              QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
       THE DEATH OF THE                PROCEEDS TO:                                         RULES APPLY (SEE *
                                                                                                 ABOVE)
--------------------------------------------------------------------------------------------------------------
 Owner/Annuitant                 The beneficiary(ies), or                                   Yes
                                 if none, to the contract
                                 owner's estate.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

DEATH PROCEEDS AFTER THE MATURITY DATE

If any contract owner or the annuitant dies on or after the maturity date, we will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income plans (annuity or income options). While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity or income payments will begin on the maturity date stated in the Contract unless the Contract has been fully surrendered or the proceeds have been paid to the beneficiary before that date, or unless you elect another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or
(c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before annuity payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase the contract. Unless you elect otherwise, the maturity date will be the annuitant's 70th birthday for qualified contracts, or, for nonqualified contracts, the annuitant's 75(th) birthday or ten years after the effective date of the contract, if later. (For Contracts issued in Florida and New York, the maturity date elected may not be later than the annuitant's 90th birthday.)

At least 30 days before the original maturity date, a contract owner may elect to extend the maturity date to any time prior to the annuitant's 85(th) birthday or for qualified contracts, or, for all contracts, to a later date with our consent. Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with qualified contracts upon either the later of the April 1 following the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your annuity payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, you have not made an election, we will apply your cash surrender value to provide an annuity funded by the same investment options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which we will determine annuity payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. We determine the number of annuity units credited to the Contract by dividing the first monthly annuity payment attributable to each variable funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. We use an annuity unit to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date annuity payments.

The amount of your first monthly payment depends on the annuity option you elected and the annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the maturity date) by the number of thousands of dollars of contract value you apply to that annuity option. and factors in an assumed daily net investment factor. We call this your net investment rate. Your net investment rate corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your variable funding options is less than 3%, then the dollar amount of your variable annuity payment will decrease. However, if the annualized investment performance, after expenses, of your variable funding options is greater than 3%, then the dollar amount of your variable annuity payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of annuity units we credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your cash surrender value as of the date annuity payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the annuitant is alive, you can change your annuity or income option selection any time up to the maturity date. Once annuity or income payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $1,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the cash surrender value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for annuity payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's cash surrender value (or, if required by state law, contract value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. We will make equal payments of the amount elected until the cash surrender value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to the cash surrender value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. We will make payments for the period selected. The amount of each payment will be equal to the remaining cash surrender value applied under this option divided by the number of remaining payments.

Option 3 -- Other Income Options. We will make any other arrangements for Income Options as may be mutually agreed upon.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the contract value plus any contract charges and premium taxes you paid (but not any fees and charges the underlying fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the variable funding options during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, we will refund your purchase payment in full; during the remainder of the right to return period, we will refund the contract value (including charges).

TERMINATION

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your contract value as of that date is less than $1,000 and you have not made purchase payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the cash surrender value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                             THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor separate accounts: Fund BD and BD II, respectively. Fund BD was established on October 22, 1993 and Fund II was established on February 22, 1995, and both are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the variable funding options.

We hold the assets of Fund BD and BD II for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business which we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Shares of the variable funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts. Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the variable funding options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each variable funding option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's variable funding options. We may advertise the "standardized average annual total returns" of the variable funding option, calculated in a manner prescribed by the SEC, and the "nonstandardized total return," as described below. Specific examples of the performance information appear in the SAI.

STANDARDIZED METHOD. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the variable funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

NONSTANDARDIZED METHOD.   We calculate nonstandardized "total returns" in a
similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. These returns also do not reflect the withdrawal charge because we designed the Contract for long-term investment.

For underlying funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the underlying fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TAX-FREE EXCHANGES: The Internal Revenue Code Section provides that, generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any pension plan, specially sponsored program, or individual retirement annuity (IRA) with pre-tax dollars, your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities, pension and profit-sharing plans (including 401(k) plans), Keogh Plans, and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the contract value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

The Contract provides one or more optional enhanced death benefits that in some cases may exceed the greater of the purchase price or the contract value. It is possible that the IRS may take a position that the charges for the optional enhanced death benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional death benefit should be treated as a taxable withdrawal, you should consult your tax adviser before selecting any rider or endorsement to the Contract.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the surviving joint owner, or the beneficiary, will have to pay taxes prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

The Contract includes one or more optional enhanced death benefits that in some cases may exceed the greater of the purchase payments or the contract value. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability, whether a death benefit such as the optional death benefit(s) in the Contract comports with IRA qualification requirements. Although Travelers regards the optional enhanced death benefit as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. You should consult your tax adviser prior to selecting any optional enhanced death benefit for an IRA.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

Assets in the separate accounts, also referred to as segregated asset accounts, must be owned by the Company and not by the Contract Owner for federal income tax purposes. Otherwise, the deferral of taxes is lost and income and gains from the accounts would be includable annually in the Contract Owner's gross income.

The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses an incident of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department announced, in connection with the issuance of temporary regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets of the account." This announcement, dated September 15, 1986, also stated that the guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The Company does not know if such guidance will be issued, or if it is, what standards it may set. Furthermore, the Company does not know if such guidance may be issued with retroactive effect. New regulations are generally issued with a prospective-only effect as to future sales or as to future voluntary transactions in existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent Contract Owners from being considered the owner of the assets of the separate account.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract or the first page of the Summary of this prospectus to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, the District of Columbia and Puerto Rico, and intends to seek licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

FINANCIAL STATEMENTS

The financial statements for the Company and its separate account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Tower Square, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 7% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, we may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the underlying funds. However, we believe that when an underlying fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Companies.

THE TRAVELERS INSURANCE COMPANY

There are no pending legal proceedings affecting the Separate Account. There is one material pending legal proceeding, other than ordinary routine litigation incidental to business, to which the Company is a party.

In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. From February 1998 through April 2000, various motions for transfer of the lawsuit were heard and appealed. In April 2000, the matter was remanded to the Superior Court of Richmond County by the Georgia Supreme Court. Also, in April 2000 defendants moved for summary judgement on all counts of the complaint. Discovery commenced in May 2000. Defendants intend to vigorously contest the litigation.

THE TRAVELERS LIFE AND ANNUITY COMPANY

There are no pending material legal proceedings affecting the Separate Account, the principal underwriter or the Company.

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION
                  THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

                                               YEAR ENDED                  YEAR ENDED               YEAR ENDED
                                           DECEMBER 31, 2000            DECEMBER 31, 1999        DECEMBER 31, 1998
                                         STANDARD      ENHANCED      STANDARD      ENHANCED     STANDARD   ENHANCED
-------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
 SMALL CAP PORTFOLIO (5/98)
 Unit Value at beginning of period...  $      1.038   $     1.033   $      .852   $      .851   $  1.000   $ 1.000
 Unit Value at end of period.........         1.162         1.153         1.038         1.033       .852      .851
 Number of units outstanding at end
   of period (thousands).............     3,583,484       475,404         2,130           302      1,025        49
GREENWICH STREET SERIES FUND:
 TOTAL RETURN PORTFOLIO (11/94)*
 Unit Value at beginning of period...         2.240         2.208   $     1.857   $     1.836   $  1.790   $ 1.775
 Unit Value at end of period.........         2.667         2.622         2.240         2.208      1.857     1.836
 Number of units outstanding at end
   of period (thousands).............    55,492,830     8,605,537        65,203        10,465     73,468    11,654
 EQUITY INDEX PORTFOLIO -- CLASS II
   (5/99)
 Unit Value at beginning of period...  $      1.088   $     1.086   $     1.000   $     1.000   $     --   $    --
 Unit Value at end of period.........         0.976         0.971         1.088         1.086         --        --
 Number of units outstanding at end
   of period (thousands).............     2,024,943       172,120         1,740            78         --        --
SALOMON BROTHERS VARIABLE SERIES FUND
 INVESTORS FUND (5/98)
 Unit Value at beginning of period...  $      1.119   $     1.114   $     1.014   $     1.012   $  1.000   $ 1.000
 Unit Value at end of period.........         1.275         1.265         1.119         1.114      1.014     1.012
 Number of units outstanding at end
   of period (thousands).............     1,901,624       250,413         1,846           171        704        76
 TOTAL RETURN FUND (5/98)
 Unit Value at beginning of period...  $      0.994   $     0.989   $      .997   $      .996   $  1.000   $ 1.000
 Unit Value at end of period.........         1.060         1.052          .994          .989       .997      .996
 Number of units outstanding at end
   of period (thousands).............       845,563       112,584           769           116        397        70
SMITH BARNEY CONCERT ALLOCATION
 SERIES INC.:
 SELECT HIGH GROWTH PORTFOLIO (3/97)
 Unit Value at beginning of period...  $      1.558   $     1.546   $     1.242   $     1.236   $  1.090   $ 1.087
 Unit Value at end of period.........         1.429         1.414         1.558         1.546      1.242     1.236
 Number of units outstanding at end
   of period (thousands).............       707,214       226,088           807           319        724       326

                                                                                                             PERIOD FROM
                                                                                                            JUNE 2, 1994
                                           YEAR ENDED            YEAR ENDED            YEAR ENDED        (EFFECTIVE DATE) TO
                                        DECEMBER 31, 1997     DECEMBER 31, 1996     DECEMBER 31, 1995     DECEMBER 31, 1994
                                       STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED
-------------------------------------  -------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
 SMALL CAP PORTFOLIO (5/98)
 Unit Value at beginning of period...  $     --   $    --    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period.........        --        --          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands).............        --        --          --        --          --        --         --         --
GREENWICH STREET SERIES FUND:
 TOTAL RETURN PORTFOLIO (11/94)*
 Unit Value at beginning of period...  $  1.550   $ 1.541    $  1.251   $ 1.247    $  1.010   $ 1.010    $ 1.000     $1.000
 Unit Value at end of period.........     1.790     1.775       1.550     1.541       1.251     1.247      1.010      1.010
 Number of units outstanding at end
   of period (thousands).............    75,812    11,853      58,898     9,169      32,564     4,874      1,109        277
 EQUITY INDEX PORTFOLIO -- CLASS II
   (5/99)
 Unit Value at beginning of period...  $     --   $    --    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period.........        --        --          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands).............        --        --          --        --          --        --         --         --
SALOMON BROTHERS VARIABLE SERIES FUND
 INVESTORS FUND (5/98)
 Unit Value at beginning of period...  $     --   $    --    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period.........        --        --          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands).............        --        --          --        --          --        --         --         --
 TOTAL RETURN FUND (5/98)
 Unit Value at beginning of period...  $     --   $    --    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period.........        --        --          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands).............        --        --          --        --          --        --         --         --
SMITH BARNEY CONCERT ALLOCATION
 SERIES INC.:
 SELECT HIGH GROWTH PORTFOLIO (3/97)
 Unit Value at beginning of period...  $  1.000   $ 1.000    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period.........     1.090     1.087          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands).............       603       231          --        --          --        --         --         --

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION
                  THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                               YEAR ENDED                  YEAR ENDED               YEAR ENDED
                                           DECEMBER 31, 2000            DECEMBER 31, 1999        DECEMBER 31, 1998
                                         STANDARD      ENHANCED      STANDARD      ENHANCED     STANDARD   ENHANCED
-------------------------------------------------------------------------------------------------------------------
 SELECT GROWTH PORTFOLIO (3/97)
 Unit Value at beginning of period...  $      1.421   $     1.410   $     1.238   $     1.232   $  1.099   $ 1.097
 Unit Value at end of period.........         1.338         1.323         1.421         1.410      1.238     1.232
 Number of units outstanding at end
   of period (thousands).............     2,951,807     1,838,058         3,487         1,847      3,135     1,839
 SELECT BALANCED PORTFOLIO (3/97)
 Unit Value at beginning of period...  $      1.258   $     1.248   $     1.183   $     1.177   $  1.093   $ 1.091
 Unit Value at end of period.........         1.303         1.290         1.258         1.248      1.183     1.177
 Number of units outstanding at end
   of period (thousands).............     3,561,033       778,489         3,959           922      4,047     1,087
 SELECT CONSERVATIVE PORTFOLIO
   (3/97)++
 Unit Value at beginning of period...  $      1.196   $     1.187   $     1.162   $     1.156   $  1.108   $ 1.105
 Unit Value at end of period.........         1.235         1.222         1.196         1.187      1.162     1.156
 Number of units outstanding at end
   of period (thousands).............     1,044,878       132,036         1,408           137      1,466       184
 SELECT INCOME PORTFOLIO (3/97)++
 Unit Value at beginning of period...  $      1.148   $     1.139   $     1.154   $     1.148   $  1.106   $ 1.104
 Unit Value at end of period.........         1.178         1.166         1.148         1.139      1.154     1.148
 Number of units outstanding at end
   of period (thousands).............       613,526       144,994           831           165        753       185
TRAVELERS SERIES FUND INC.
 AIM CAPITAL APPRECIATION PORTFOLIO
   (11/95)
 Unit Value at beginning of period...  $      1.974   $     1.951   $     1.397   $     1.385   $  1.206   $ 1.198
 Unit Value at end of period.........         1.748         1.723         1.974         1.951      1.397     1.385
 Number of units outstanding at end
   of period (thousands).............    74,130,562    12,252,599        81,401        14,475     90,905    15,792
 ALLIANCE GROWTH PORTFOLIO (6/94)
 Unit Value at beginning of period...  $      3.795   $     3.737   $     2.903   $     2.867   $  2.276   $ 2.254
 Unit Value at end of period.........         3.068         3.012         3.795         3.737      2.903     2.867
 Number of units outstanding at end
   of period (thousands).............   110,497,118    20,965,025       131,228        26,576    142,802    28,710

                                                                                                             PERIOD FROM
                                                                                                            JUNE 2, 1994
                                           YEAR ENDED            YEAR ENDED            YEAR ENDED        (EFFECTIVE DATE) TO
                                        DECEMBER 31, 1997     DECEMBER 31, 1996     DECEMBER 31, 1995     DECEMBER 31, 1994
                                       STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED
-------------------------------------  -------------------------------------------------------------------------------------
 SELECT GROWTH PORTFOLIO (3/97)
 Unit Value at beginning of period...  $  1.000   $ 1.000    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period.........     1.099     1.097          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands).............     2,262     1,403          --        --          --        --         --         --
 SELECT BALANCED PORTFOLIO (3/97)
 Unit Value at beginning of period...  $  1.000   $ 1.000    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period.........     1.093     1.091          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands).............     3,115       778          --        --          --        --         --         --
 SELECT CONSERVATIVE PORTFOLIO
   (3/97)++
 Unit Value at beginning of period...  $  1.000   $ 1.000    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period.........     1.108     1.105          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands).............       640       188          --        --          --        --         --         --
 SELECT INCOME PORTFOLIO (3/97)++
 Unit Value at beginning of period...  $  1.000   $ 1.000    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period.........     1.106     1.104          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands).............       425       279          --        --          --        --         --         --
TRAVELERS SERIES FUND INC.
 AIM CAPITAL APPRECIATION PORTFOLIO
   (11/95)
 Unit Value at beginning of period...  $  1.088   $ 1.084    $  0.958   $ 0.957    $  1.000   $ 1.000    $    --     $   --
 Unit Value at end of period.........     1.206     1.198       1.088     1.084       0.958     0.957         --         --
 Number of units outstanding at end
   of period (thousands).............    91,234    15,591      71,085    12,862      20,366     5,394         --         --
 ALLIANCE GROWTH PORTFOLIO (6/94)
 Unit Value at beginning of period...  $  1.785   $ 1.772    $  1.396   $ 1.390    $  1.047   $ 1.046    $ 1.000     $1.000
 Unit Value at end of period.........     2.276     2.254       1.785     1.772       1.396     1.390      1,047      1,046
 Number of units outstanding at end
   of period (thousands).............   144,293    30,063     123,294    27,251      79,334    20,571     16,522      7,338

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION
                  THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                             YEAR ENDED                  YEAR ENDED               YEAR ENDED
                                          DECEMBER 31, 2000           DECEMBER 31, 1999        DECEMBER 31, 1998
                                       STANDARD      ENHANCED      STANDARD      ENHANCED     STANDARD   ENHANCED
-----------------------------------------------------------------------------------------------------------------
 INVESCO STRATEGIC INCOME PORTFOLIO
   (FORMERLY G.T. GLOBAL STRATEGIC
   PORTFOLIO) (6/94)
 Unit Value at beginning of
   period...........................  $     1.319   $     1.299   $     1.359   $     1.342   $  1.397   $ 1.383
 Unit Value at end of period........        1.378         1.353         1.319         1.299      1.359     1.342
 Number of units outstanding at end
   of period (thousands)............    6,890,790     1,562,190         8,991         2,351     11,299     2,624
 MFS TOTAL RETURN PORTFOLIO (6/94)
 Unit Value at beginning of
   period...........................  $     1.845   $     1.817   $     1.819   $     1.796   $  1.648   $ 1.632
 Unit Value at end of period........        2.127         2.089         1.845         1.817      1.819     1.796
 Number of units outstanding at end
   of period (thousands)............   64,462,636    12,764,698        78,484        16,860     86,950    18,459
 PUTNAM DIVERSIFIED INCOME PORTFOLIO
   (6/94)
 Unit Value at beginning of
   period...........................  $     1.325   $     1.304   $     1.326   $     1.309   $  1.332   $ 1.319
 Unit Value at end of period........        1.304         1.281         1.325         1.304      1.326     1.309
 Number of units outstanding at end
   of period (thousands)............   37,822,307     8,635,386        45,595        11,060     53,053    12,925
 SMITH BARNEY HIGH INCOME PORTFOLIO
   (6/94)
 Unit Value at beginning of
   period...........................  $     1.472   $     1.450   $     1.452   $     1.434   $  1.463   $ 1.448
 Unit Value at end of period........        1.338         1.314         1.472         1.450      1.452     1.434
 Number of units outstanding at end
   of period (thousands)............   28,815,813     5,829,718        38,357         8,210     44,406     9,312
 SMITH BARNEY INTERNATIONAL EQUITY
   PORTFOLIO (6/94)*
 Unit Value at beginning of
   period...........................  $     2.164   $     2.131   $     1.305   $     1.289   $  1.240   $ 1.228
 Unit Value at end of period........        1.630         1.601         2.164         2.131      1.305     1.289
 Number of units outstanding at end
   of period (thousands)............   63,128,881    11,816,707        72,748        15,530     82,330    17,670
 SMITH BARNEY LARGE CAPITALIZATION
   GROWTH PORTFOLIO (5/98)
 Unit Value at beginning of
   period...........................  $     1.599   $     1.592   $     1.237   $     1.234   $  1.000   $ 1.000
 Unit Value at end of period........        1.471         1.460         1.599         1.592      1.237     1.234
 Number of units outstanding at end
   of period (thousands)............   27,150,091     3,984,628        25,852         3,416     12,224     1,022

                                                                                                            PERIOD FROM
                                                                                                           JUNE 2, 1994
                                          YEAR ENDED            YEAR ENDED            YEAR ENDED        (EFFECTIVE DATE) TO
                                       DECEMBER 31, 1997     DECEMBER 31, 1996     DECEMBER 31, 1995     DECEMBER 31, 1994
                                      STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED
------------------------------------  -------------------------------------------------------------------------------------
 INVESCO STRATEGIC INCOME PORTFOLIO
   (FORMERLY G.T. GLOBAL STRATEGIC
   PORTFOLIO) (6/94)
 Unit Value at beginning of
   period...........................  $  1.316   $ 1.306    $  1.121   $ 1.116    $  0.945     0.944    $ 1.000     $1.000
 Unit Value at end of period........     1.397     1.383       1.316     1.306       1.121     1.116      0.945      0.944
 Number of units outstanding at end
   of period (thousands)............    12,827     2,883      11,505     2,795       6,840     2,180      2,400      1,063
 MFS TOTAL RETURN PORTFOLIO (6/94)
 Unit Value at beginning of
   period...........................  $  1.376   $ 1.366    $  1.216   $ 1.211    $  0.979   $ 0.977    $ 1.000     $1.000
 Unit Value at end of period........     1.648     1.632       1.376     1.366       1.216     1.211      0.979      0.977
 Number of units outstanding at end
   of period (thousands)............    83,811    17,373      68,236    14,690      41,813     9,473      9,099      3,479
 PUTNAM DIVERSIFIED INCOME PORTFOLIO
   (6/94)
 Unit Value at beginning of
   period...........................  $  1.252   $ 1.243    $  1.170   $ 1.165    $  1.009   $ 1.007    $ 1.000     $1.000
 Unit Value at end of period........     1.332     1.319       1.252     1.243       1.170     1.165      1.009      1.007
 Number of units outstanding at end
   of period (thousands)............    51,751    12,724      43,898    11,789      26,078     8,650      5,803      3,683
 SMITH BARNEY HIGH INCOME PORTFOLIO
   (6/94)
 Unit Value at beginning of
   period...........................  $  1.300   $ 1.291    $  1.162   $ 1.157    $  0.988   $ 0.986    $ 1.000     $1.000
 Unit Value at end of period........     1.463     1.448       1.300     1.291       1.162     1.157      0.988      0.986
 Number of units outstanding at end
   of period (thousands)............    42,964     8,927      33,737     6,932      20,136     3,772      3,105      1,162
 SMITH BARNEY INTERNATIONAL EQUITY
   PORTFOLIO (6/94)*
 Unit Value at beginning of
   period...........................  $  1.222   $ 1.213    $  1.050   $ 1.046    $  0.955   $ 0.954    $ 1.000     $1.000
 Unit Value at end of period........     1.240     1.228       1.222     1.213       1.050     1.046      0.955      0.954
 Number of units outstanding at end
   of period (thousands)............    87,385    18,731      77,554    16,662      47,317    12,187     14,141      5,898
 SMITH BARNEY LARGE CAPITALIZATION
   GROWTH PORTFOLIO (5/98)
 Unit Value at beginning of
   period...........................  $     --   $    --    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period........        --        --          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands)............        --        --          --        --          --        --         --         --

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION
                  THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                             YEAR ENDED                  YEAR ENDED               YEAR ENDED
                                          DECEMBER 31, 2000           DECEMBER 31, 1999        DECEMBER 31, 1998
                                       STANDARD      ENHANCED      STANDARD      ENHANCED     STANDARD   ENHANCED
-----------------------------------------------------------------------------------------------------------------
 SMITH BARNEY LARGE CAP VALUE
   PORTFOLIO (6/94)
 Unit Value at beginning of
   period...........................  $     2.053   $     2.022   $     2.076   $     2.050   $  1.913   $ 1.894
 Unit Value at end of period........        2.296         2.254         2.053         2.022      2.076     2.050
 Number of units outstanding at end
   of period (thousands)............   55,091,429    10,588,184        67,688        13,629     71,417    14,891
 SMITH BARNEY MONEY MARKET PORTFOLIO
   (6/94)
 Unit Value at beginning of
   period...........................  $     1.226   $     1.207   $     1.184         1.169   $  1.140   $ 1.129
 Unit Value at end of period........        1.285         1.262         1.226         1.207      1.184     1.169
 Number of units outstanding at end
   of period (thousands)............   33,979,596     4,483,257        45,053         6,609     47,121     8,254
 SMITH BARNEY PACIFIC BASIN
   PORTFOLIO (6/94)++
 Unit Value at beginning of
   period...........................  $     1.435   $     1.413   $     0.742   $     0.733   $  0.700   $ 0.693
 Unit Value at end of period........        0.666         0.654         1.435         1.413      0.742     0.733
 Number of units outstanding at end
   of period (thousands)............    7,371,258     1,956,590         8,994         2,507      8,930     2,803
 TRAVELERS MANAGED INCOME PORTFOLIO
   (6/94)
 Unit Value at beginning of
   period...........................  $     1.306   $     1.286   $     1.309   $     1.293   $  1.261   $ 1.248
 Unit Value at end of period........        1.392         1.367         1.306         1.286      1.309     1.293
 Number of units outstanding at end
   of period (thousands)............   13,842,174     3,447,356        17,251         4,234     20,492     3,895
 VAN KAMPEN ENTERPRISE PORTFOLIO
   (6/94)
 Unit Value at beginning of
   period...........................  $     3.238   $     3.188   $     2.601   $     2.568   $  2.103   $ 2.083
 Unit Value at end of period........        2.731         2.682         3.238         3.188      2.601     2.568
 Number of units outstanding at end
   of period (thousands)............   43,294,726     9,306,589        50,446        11,752     55,903    12,561
THE TRAVELERS SERIES TRUST:
 CONVERTIBLE BOND PORTFOLIO (5/98)
 Unit Value at beginning of
   period...........................  $     1.175   $     1.169   $     1.001   $     0.999   $  1.000   $ 1.000
 Unit Value at end of period........        1.306         1.297         1.175         1.169      1.001     0.999
 Number of units outstanding at end
   of period (thousands)............    1,168,231       141,023           627           181        249        24

                                                                                                            PERIOD FROM
                                                                                                           JUNE 2, 1994
                                          YEAR ENDED            YEAR ENDED            YEAR ENDED        (EFFECTIVE DATE) TO
                                       DECEMBER 31, 1997     DECEMBER 31, 1996     DECEMBER 31, 1995     DECEMBER 31, 1994
                                      STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED
------------------------------------  -------------------------------------------------------------------------------------
 SMITH BARNEY LARGE CAP VALUE
   PORTFOLIO (6/94)
 Unit Value at beginning of
   period...........................  $  1.528   $ 1.517    $  1.291   $ 1.285    $  0.981   $ 0.980    $ 1.000     $1.000
 Unit Value at end of period........     1.913     1.894       1.528     1.517       1.291     1.285      0.981      0.980
 Number of units outstanding at end
   of period (thousands)............    71,149    15,383      57,479    12,170      31,343     7,140      6,654      3,015
 SMITH BARNEY MONEY MARKET PORTFOLIO
   (6/94)
 Unit Value at beginning of
   period...........................  $  1.098   $ 1.090    $  1.058   $ 1.054    $  1.016   $ 1.014    $ 1.000     $1.000
 Unit Value at end of period........     1.140     1.129       1.098     1.090       1.058     1.054      1.016      1.014
 Number of units outstanding at end
   of period (thousands)............    38,097     8,610      49,672    10,176      36,637     9,063      7,171      3,748
 SMITH BARNEY PACIFIC BASIN
   PORTFOLIO (6/94)++
 Unit Value at beginning of
   period...........................  $  0.983   $ 0.977    $  0.910   $ 0.906    $  0.899   $ 0.898    $ 1.000     $1.000
 Unit Value at end of period........     0.700     0.693       0.983     0.977       0.910     0.906      0.899      0.898
 Number of units outstanding at end
   of period (thousands)............    10,584     3,223      10,513     3,487       6,024     2,351      1,657        878
 TRAVELERS MANAGED INCOME PORTFOLIO
   (6/94)
 Unit Value at beginning of
   period...........................  $  1.163   $ 1.154    $  1.142   $ 1.137    $  0.997   $ 0.995    $ 1.000     $1.000
 Unit Value at end of period........     1.261     1.248       1.163     1.154       1.142     1.137      0.997      0.995
 Number of units outstanding at end
   of period (thousands)............    17,887     3,091      15,376     2,502      11,294     1,783      2,849        980
 VAN KAMPEN ENTERPRISE PORTFOLIO
   (6/94)
 Unit Value at beginning of
   period...........................  $  1.655   $ 1.643    $  1.362   $ 1.356    $  1.039   $ 1.037    $ 1.000     $1.000
 Unit Value at end of period........     2.103     2.083       1.655     1.643       1.362     1.356      1,039      1,037
 Number of units outstanding at end
   of period (thousands)............    55,871    13,032      45,338    10,652      26,473     6,569      2,941      1,618
THE TRAVELERS SERIES TRUST:
 CONVERTIBLE BOND PORTFOLIO (5/98)
 Unit Value at beginning of
   period...........................  $     --   $    --    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period........        --        --          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands)............        --        --          --        --          --        --         --         --

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                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION
                  THE TRAVELERS FUND BD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                             YEAR ENDED                  YEAR ENDED               YEAR ENDED
                                          DECEMBER 31, 2000           DECEMBER 31, 1999        DECEMBER 31, 1998
                                       STANDARD      ENHANCED      STANDARD      ENHANCED     STANDARD   ENHANCED
-----------------------------------------------------------------------------------------------------------------
 DISCIPLINED MID CAP STOCK PORTFOLIO
   (5/98)
 Unit Value at beginning of
   period...........................  $     1.194   $     1.188   $     1.064   $     1.063   $  1.000   $ 1.000
 Unit Value at end of period........        1.376         1.366         1.194         1.188      1.064     1.063
 Number of units outstanding at end
   of period (thousands)............    3,158,684       801,701         1,843           330        398        54
 DISCIPLINED SMALL CAP STOCK
   PORTFOLIO (5/98)+
 Unit Value at beginning of
   period...........................  $     1.066   $     1.061   $     0.896   $     0.894   $  1.000   $ 1.000
 Unit Value at end of period........        1.076         1.068         1.066         1.061      0.896     0.894
 Number of units outstanding at end
   of period (thousands)............      966,590       191,897           810            68        299         4
 MFS EMERGING GROWTH PORTFOLIO
   (11/96)
 Unit Value at beginning of
   period...........................  $     2.793   $     2.769   $     1.599   $     1.589   $  1.204   $ 1.200
 Unit Value at end of period........        2.205         2.180         2.793         2.769      1.599     1,589
 Number of units outstanding at end
   of period (thousands)............   26,758,939     5,768,911        28,193         6,685     25,200     6,079
 MFS RESEARCH PORTFOLIO (5/98)
 Unit Value at beginning of
   period...........................  $     1.267   $     1.261   $     1.037   $     1.035   $  1.000   $ 1.000
 Unit Value at end of period........        1.183         1.174         1.267         1.261      1.037     1.035
 Number of units outstanding at end
   of period (thousands)............    3,989,985     1,310,179         3,898         1,160      1,354     1,039
 STRATEGIC STOCK PORTFOLIO (5/98)+
 Unit Value at beginning of
   period...........................  $     0.971         0.966   $     0.936   $     0.934   $  1.000   $ 1.000
 Unit Value at end of period........        1.057         1.050         0.971         0.966      0.936     0.934
 Number of units outstanding at end
   of period (thousands)............      740,422        51,194           751           180        540       121

                                                                                                            PERIOD FROM
                                                                                                           JUNE 2, 1994
                                          YEAR ENDED            YEAR ENDED            YEAR ENDED        (EFFECTIVE DATE) TO
                                       DECEMBER 31, 1997     DECEMBER 31, 1996     DECEMBER 31, 1995     DECEMBER 31, 1994
                                      STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED
------------------------------------  -------------------------------------------------------------------------------------
 DISCIPLINED MID CAP STOCK PORTFOLIO
   (5/98)
 Unit Value at beginning of
   period...........................  $     --   $    --    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period........        --        --          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands)............        --        --          --        --          --        --         --         --
 DISCIPLINED SMALL CAP STOCK
   PORTFOLIO (5/98)+
 Unit Value at beginning of
   period...........................  $     --   $    --    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period........        --        --          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands)............        --        --          --        --          --        --         --         --
 MFS EMERGING GROWTH PORTFOLIO
   (11/96)
 Unit Value at beginning of
   period...........................  $  1.005   $ 1.005    $  1.000   $ 1.000    $     --   $    --    $    --     $   --
 Unit Value at end of period........     1.204     1.200       1.005     1.005          --        --         --         --
 Number of units outstanding at end
   of period (thousands)............    19,166     4,600       4,790       780          --        --         --         --
 MFS RESEARCH PORTFOLIO (5/98)
 Unit Value at beginning of
   period...........................  $     --   $    --    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period........        --        --          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands)............        --        --          --        --          --        --         --         --
 STRATEGIC STOCK PORTFOLIO (5/98)+
 Unit Value at beginning of
   period...........................  $     --   $    --    $     --   $    --    $     --   $    --    $    --     $   --
 Unit Value at end of period........        --        --          --        --          --        --         --         --
 Number of units outstanding at end
   of period (thousands)............        --        --          --        --          --        --         --         --

Date shown next to fund's name reflects date money first came into the fund through the Separate Account. The financial statements of Fund BD and the financial statements of The Travelers Insurance Company and subsidiaries are contained in the SAI. Funding options not listed above were not yet available through the Separate Account as of December 31, 2000. "Number of Units outstanding at end of period" may include units for contract owners in the payout phase.

*  Fund's name has changed. Refer to prospectus for new name.

+  Not available to new contract owners after May 1, 1998 in most states.

++ Fund is closed.

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

                                   APPENDIX B
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION
                THE TRAVELERS FUND BD II FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

                                            YEAR ENDED               YEAR ENDED            YEAR ENDED            YEAR ENDED
                                         DECEMBER 31, 2000        DECEMBER 31, 1999     DECEMBER 31, 1998     DECEMBER 31, 1997
                                      STANDARD      ENHANCED     STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
 SMALL CAP PORTFOLIO (5/98)
 Unit Value at beginning of
   period..........................  $     1.038   $     1.033   $ 0.852    $ 0.851    $ 1.000    $ 1.000         --         --
 Unit Value at end of period.......        1.162         1.153     1.038      1.033      0.852      0.851         --         --
 Number of units outstanding at end
   of period (thousands)...........    8,748,382       804,861     4,918        450      1,713        252         --         --
GREENWICH STREET SERIES FUND:
 TOTAL RETURN PORTFOLIO (11/95)*
 Unit Value at beginning of
   period..........................  $     2.240   $     2.208   $ 1.857    $ 1.836    $ 1.790    $ 1.775    $ 1.550    $ 1.541
 Unit Value at end of period.......        2.667         2.622     2.240      2.208      1.857      1.836      1.790      1.775
 Number of units outstanding at end
   of period (thousands)...........   39,497,604     7,852,821    42,818      8,588     42,830      9,425     33,686      5,975
 EQUITY INDEX PORTFOLIO -- CLASS II
   (5/99)
 Unit Value at beginning of
   period..........................  $     1.088   $     1.086   $ 1.000    $ 1.000    $    --    $    --    $    --    $    --
 Unit Value at end of period.......        0.976         0.971     1.088      1.086         --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........    5,833,690        88,601     4,475        157         --         --         --         --
SALOMON BROTHERS VARIABLE SERIES
 FUNDS, INC.
 INVESTORS FUND (5/98)
 Unit Value at beginning of
   period..........................  $     1.119   $     1.114   $ 1.014    $ 1.012    $ 1.000    $ 1.000         --         --
 Unit Value at end of period.......        1.275         1.265     1.119      1.114      1.014      1.012         --         --
 Number of units outstanding at end
   of period (thousands)...........    3,800,664       858,755     2,903        529      1,024        199         --         --
 TOTAL RETURN FUND (5/98)
 Unit Value at beginning of
   period..........................  $     0.994   $     0.989   $ 0.997    $ 0.996    $ 1.000    $ 1.000         --         --
 Unit Value at end of period.......        1.060         1.052     0.994      0.989      0.997      0.996         --         --
 Number of units outstanding at end
   of period (thousands)...........    1,806,837       214,225     1,620        208        761        128         --         --
SMITH BARNEY CONCERT ALLOCATION
 SERIES INC.:
 SELECT HIGH GROWTH PORTFOLIO
   (3/97)+
 Unit Value at beginning of
   period..........................  $     1.558   $     1.546   $ 1.242    $ 1.236    $ 1.090    $ 1.087    $ 1.000    $ 1.000
 Unit Value at end of period.......        1.429         1.414     1.558      1.546      1.242      1.236      1.090      1.087
 Number of units outstanding at end
   of period (thousands)...........    2,672,372       403,429     2,931        447      3,435        622      2,657        391
 SELECT GROWTH PORTFOLIO (3/97)
 Unit Value at beginning of
   period..........................  $     1.421   $     1.410   $ 1.238    $ 1.232    $ 1.099    $ 1.097    $ 1.000    $ 1.000
 Unit Value at end of period.......        1.338         1.323     1.421      1.410      1.238      1.232      1.099      1.097
 Number of units outstanding at end
   of period (thousands)...........    4,479,543     1,580,483     5,037      2,157      5,356      2,329      3,396      1,191

                                                               PERIOD FROM
                                                                 11/8/95
                                         YEAR ENDED        (EFFECTIVE DATE) TO
                                      DECEMBER 31, 1996     DECEMBER 31, 1995
                                     STANDARD   ENHANCED   STANDARD   ENHANCED
-----------------------------------  -----------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
 SMALL CAP PORTFOLIO (5/98)
 Unit Value at beginning of
   period..........................       --         --         --         --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --
GREENWICH STREET SERIES FUND:
 TOTAL RETURN PORTFOLIO (11/95)*
 Unit Value at beginning of
   period..........................  $ 1.251    $ 1.247    $ 1.010    $ 1.010
 Unit Value at end of period.......    1.550      1.541      1.251      1.247
 Number of units outstanding at end
   of period (thousands)...........   14,921      2,044        651        149
 EQUITY INDEX PORTFOLIO -- CLASS II
   (5/99)
 Unit Value at beginning of
   period..........................  $    --    $    --    $    --    $    --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --
SALOMON BROTHERS VARIABLE SERIES
 FUNDS, INC.
 INVESTORS FUND (5/98)
 Unit Value at beginning of
   period..........................       --         --         --         --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --
 TOTAL RETURN FUND (5/98)
 Unit Value at beginning of
   period..........................       --         --         --         --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --
SMITH BARNEY CONCERT ALLOCATION
 SERIES INC.:
 SELECT HIGH GROWTH PORTFOLIO
   (3/97)+
 Unit Value at beginning of
   period..........................  $    --    $    --    $    --    $    --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --
 SELECT GROWTH PORTFOLIO (3/97)
 Unit Value at beginning of
   period..........................  $    --    $    --    $    --    $    --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --

                                   APPENDIX B
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION
                THE TRAVELERS FUND BD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                            YEAR ENDED               YEAR ENDED            YEAR ENDED            YEAR ENDED
                                         DECEMBER 31, 2000        DECEMBER 31, 1999     DECEMBER 31, 1998     DECEMBER 31, 1997
                                      STANDARD      ENHANCED     STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED
--------------------------------------------------------------------------------------------------------------------------------
 SELECT BALANCED PORTFOLIO (3/97)
 Unit Value at beginning of
   period..........................  $     1.258   $     1.248   $ 1.183    $ 1.177    $ 1.093    $ 1.091    $ 1.000    $ 1.000
 Unit Value at end of period.......        1.303         1.290     1.258      1.248      1.183      1.177      1.093      1.091
 Number of units outstanding at end
   of period (thousands)...........    7,372,297     2,325,059     8,078      2,375      7,216      2,594      4,148      1,789
 SELECT CONSERVATIVE PORTFOLIO
   (3/97)++
 Unit Value at beginning of
   period..........................  $     1.196         1.187   $ 1.162    $ 1.156    $ 1.108    $ 1.105    $ 1.000    $ 1.000
 Unit Value at end of period.......        1.235         1.222     1.196      1.187      1.162      1.156      1.108      1.105
 Number of units outstanding at end
   of period (thousands)...........    1,338,717       334,497     1,316        427      1,424        305        863        105
 SELECT INCOME PORTFOLIO (3/97)++
 Unit Value at beginning of
   period..........................  $     1.148   $     1.139   $ 1.154    $ 1.148    $ 1.106    $ 1.104    $ 1.000    $ 1.000
 Unit Value at end of period.......        1.178         1.166     1.148      1.139      1.154      1.148      1.106      1.104
 Number of units outstanding at end
   of period (thousands)...........      812,127        28,712       791         30      1,102         76        364         25
TRAVELERS SERIES FUND INC.
 AIM CAPITAL APPRECIATION PORTFOLIO
   (11/95)
 Unit Value at beginning of
   period..........................  $     1.974   $     1.951   $ 1.397    $ 1.385    $ 1.206    $ 1.198    $ 1.088    $ 1.084
 Unit Value at end of period.......        1.748         1.723     1.974      1.951      1.397      1.385      1.206      1.198
 Number of units outstanding at end
   of period (thousands)...........   58,458,248    10,759,671    59,795     10,758     59,824     11,522     48,942      8,845
 ALLIANCE GROWTH PORTFOLIO (11/95)
 Unit Value at beginning of
   period..........................  $     3.795   $     3.737   $ 2.903    $ 2.867    $ 2.276    $ 2.254    $ 1.785    $ 1.772
 Unit Value at end of period.......        3.068         3.012     3.795      3.737      2.903      2.867      2.276      2.254
 Number of units outstanding at end
   of period (thousands)...........   72,884,231    12,646,207    76,734     13,423     67,640     13,083     47,935      8,482
 INVESCO STRATEGIC INCOME PORTFOLIO
   (FORMERLY G.T. GLOBAL STRATEGIC
   INCOME) (11/95)+
 Unit Value at beginning of
   period..........................  $     1.319   $     1.299   $ 1.359    $ 1.342    $ 1.397    $ 1.383    $ 1.316    $ 1.306
 Unit Value at end of period.......        1.378         1.353     1.319      1.299      1.359      1.342      1.397      1.383
 Number of units outstanding at end
   of period (thousands)...........    4,408,007       733,479     5,149        850      5,481        973      5,016        954
 MFS TOTAL RETURN PORTFOLIO (11/95)
 Unit Value at beginning of
   period..........................  $     1.845   $     1.817   $ 1.819    $ 1.796    $ 1.648    $ 1.632    $ 1.376    $ 1.366
 Unit Value at end of period.......        2.127         2.089     1.845      1.817      1.819      1.796      1.648      1.632
 Number of units outstanding at end
   of period (thousands)...........   55,043,366    10,057,271    64,327     11,574     58,653     11,646     34,928      6,139
 PUTNAM DIVERSIFIED INCOME
   PORTFOLIO (11/95)
 Unit Value at beginning of
   period..........................  $     1.325   $     1.304   $ 1.326    $ 1.309    $ 1.332    $ 1.319    $ 1.252    $ 1.243
 Unit Value at end of period.......        1.304         1.281     1.325      1.304      1.326      1.309      1.332      1.319
 Number of units outstanding at end
   of period (thousands)...........   27,997,652     5,666,775    31,303      7,149     29,566      7,312     19,504      3,953

                                                               PERIOD FROM
                                                                 11/8/95
                                         YEAR ENDED        (EFFECTIVE DATE) TO
                                      DECEMBER 31, 1996     DECEMBER 31, 1995
                                     STANDARD   ENHANCED   STANDARD   ENHANCED
-----------------------------------  -----------------------------------------
 SELECT BALANCED PORTFOLIO (3/97)
 Unit Value at beginning of
   period..........................  $    --    $    --    $    --    $    --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --
 SELECT CONSERVATIVE PORTFOLIO
   (3/97)++
 Unit Value at beginning of
   period..........................  $    --    $    --    $    --    $    --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --
 SELECT INCOME PORTFOLIO (3/97)++
 Unit Value at beginning of
   period..........................  $    --    $    --    $    --    $    --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --
TRAVELERS SERIES FUND INC.
 AIM CAPITAL APPRECIATION PORTFOLIO
   (11/95)
 Unit Value at beginning of
   period..........................  $ 0.958    $ 0.957    $ 1.000    $ 1.000
 Unit Value at end of period.......    1.088      1.084      0.958      0.957
 Number of units outstanding at end
   of period (thousands)...........   29,460      4,246      2,537        908
 ALLIANCE GROWTH PORTFOLIO (11/95)
 Unit Value at beginning of
   period..........................  $ 1.396    $ 1.390    $ 1.047    $ 1.046
 Unit Value at end of period.......    1.785      1.772      1.396      1.390
 Number of units outstanding at end
   of period (thousands)...........   24,031      3,613      1,574        453
 INVESCO STRATEGIC INCOME PORTFOLIO
   (FORMERLY G.T. GLOBAL STRATEGIC
   INCOME) (11/95)+
 Unit Value at beginning of
   period..........................  $ 1.121    $ 1.116    $ 0.945    $ 0.944
 Unit Value at end of period.......    1.316      1.306      1.121      1.116
 Number of units outstanding at end
   of period (thousands)...........    1,833        463         33         80
 MFS TOTAL RETURN PORTFOLIO (11/95)
 Unit Value at beginning of
   period..........................  $ 1.216    $ 1.211    $ 0.979    $ 0.977
 Unit Value at end of period.......    1.376      1.366      1.216      1.211
 Number of units outstanding at end
   of period (thousands)...........   16,651      1,810        913        102
 PUTNAM DIVERSIFIED INCOME
   PORTFOLIO (11/95)
 Unit Value at beginning of
   period..........................  $ 1.170    $ 1.165    $ 1.009    $ 1.007
 Unit Value at end of period.......    1.252      1.243      1.170      1.165
 Number of units outstanding at end
   of period (thousands)...........   10,424      1,461        824        126

                                   APPENDIX B
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION
                THE TRAVELERS FUND BD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                            YEAR ENDED               YEAR ENDED            YEAR ENDED            YEAR ENDED
                                         DECEMBER 31, 2000        DECEMBER 31, 1999     DECEMBER 31, 1998     DECEMBER 31, 1997
                                      STANDARD      ENHANCED     STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED
--------------------------------------------------------------------------------------------------------------------------------
 SMITH BARNEY HIGH INCOME PORTFOLIO
   (11/95)
 Unit Value at beginning of
   period..........................  $     1.472   $     1.450   $ 1.452    $ 1.434    $ 1.463    $ 1.448    $ 1.300    $ 1.291
 Unit Value at end of period.......        1.338         1.314     1.472      1.450      1.452      1.434      1.463      1.448
 Number of units outstanding at end
   of period (thousands)...........   25,994,496     3,605,110    30,633      4,266     31,054      4,740     21,213      2,640
 SMITH BARNEY INTERNATIONAL EQUITY
   PORTFOLIO (11/95)*
 Unit Value at beginning of
   period..........................  $     2.164   $     2.131   $ 1.305    $ 1.289    $ 1.240    $ 1.228    $ 1.222    $ 1.213
 Unit Value at end of period.......        1.630         1.601     2.164      2.131      1.305      1.289      1.240      1.228
 Number of units outstanding at end
   of period (thousands)...........   39,840,894     5,396,144    40,313      5,907     38,529      6,199     31,311      4,872
 SMITH BARNEY LARGE CAPITALIZATION
   GROWTH (5/98)
 Unit Value at beginning of
   period..........................  $     1.599   $     1.592   $ 1.237    $ 1.234    $ 1.000    $ 1.000    $    --    $    --
 Unit Value at end of period.......        1.471         1.460     1.599      1.592      1.237      1.234         --         --
 Number of units outstanding at end
   of period (thousands)...........   48,151,480     4,219,549    46,288      3,491     12,176      1,447         --         --
 SMITH BARNEY LARGE CAP VALUE
   PORTFOLIO (11/95)
   (formerly Smith Barney Income
     and Growth Portfolio)
 Unit Value at beginning of
   period..........................  $     2.053   $     2.022   $ 2.076    $ 2.050    $ 1.913    $ 1.894    $ 1.528    $ 1.517
 Unit Value at end of period.......        2.296         2.254     2.053      2.022      2.076      2.050      1.913      1.894
 Number of units outstanding at end
   of period (thousands)...........   41,043,899     7,279,634    45,773      8,114     40,967      8,249     27,117      4,645
 SMITH BARNEY MONEY MARKET
   PORTFOLIO (11/95)
 Unit Value at beginning of
   period..........................  $     1.226   $     1.207   $ 1.184    $ 1.169    $ 1.140    $ 1.129    $ 1.098    $ 1.090
 Unit Value at end of period.......        1.285         1.262     1.226      1.207      1.184      1.169      1.140      1.129
 Number of units outstanding at end
   of period (thousands)...........   45,585,702     3,371,813    48,631      5,841     41,370      6,024     25,661      2,417
 SMITH BARNEY PACIFIC BASIN
   PORTFOLIO (11/95)
 Unit Value at beginning of
   period..........................  $     1.435   $     1.413   $ 0.742    $ 0.733    $ 0.700    $ 0.693    $ 0.983    $ 0.977
 Unit Value at end of period.......        0.666         0.654     1.435      1.413      0.742      0.733      0.700      0.693
 Number of units outstanding at end
   of period (thousands)...........    6,296,388       923,579     9,217        967      5,083      1,023      5,124        862
 TRAVELERS MANAGED INCOME PORTFOLIO
   (11/95)
 Unit Value at beginning of
   period..........................  $     1.306   $     1.286   $ 1.309    $ 1.293    $ 1.261    $ 1.248    $ 1.163    $ 1.154
 Unit Value at end of period.......        1.392         1.367     1.306      1.286      1.309      1.293      1.261      1.248
 Number of units outstanding at end
   of period (thousands)...........   18,462,380     2,585,253    20,425      2,551     11,544      2,823      4,489      1,001

                                                               PERIOD FROM
                                                                 11/8/95
                                         YEAR ENDED        (EFFECTIVE DATE) TO
                                      DECEMBER 31, 1996     DECEMBER 31, 1995
                                     STANDARD   ENHANCED   STANDARD   ENHANCED
-----------------------------------  -----------------------------------------
 SMITH BARNEY HIGH INCOME PORTFOLIO
   (11/95)
 Unit Value at beginning of
   period..........................  $ 1.162    $ 1.157    $ 0.988    $ 0.986
 Unit Value at end of period.......    1.300      1.291      1.162      1.157
 Number of units outstanding at end
   of period (thousands)...........    7,719        970        243        332
 SMITH BARNEY INTERNATIONAL EQUITY
   PORTFOLIO (11/95)*
 Unit Value at beginning of
   period..........................  $ 1.050    $ 1.046    $ 0.955    $ 0.954
 Unit Value at end of period.......    1.222      1.213      1.050      1.046
 Number of units outstanding at end
   of period (thousands)...........   16,855      2,010        556        201
 SMITH BARNEY LARGE CAPITALIZATION
   GROWTH (5/98)
 Unit Value at beginning of
   period..........................  $    --    $    --    $    --    $    --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --
 SMITH BARNEY LARGE CAP VALUE
   PORTFOLIO (11/95)
   (formerly Smith Barney Income
     and Growth Portfolio)
 Unit Value at beginning of
   period..........................  $ 1.291    $ 1.285    $ 0.981    $ 0.980
 Unit Value at end of period.......    1.528      1.517      1.291      1.285
 Number of units outstanding at end
   of period (thousands)...........   11,906      1,606        596        146
 SMITH BARNEY MONEY MARKET
   PORTFOLIO (11/95)
 Unit Value at beginning of
   period..........................  $ 1.058    $ 1.054    $ 1.016    $ 1.014
 Unit Value at end of period.......    1.098      1.090      1.058      1.054
 Number of units outstanding at end
   of period (thousands)...........   22,962      2,362      2,374        820
 SMITH BARNEY PACIFIC BASIN
   PORTFOLIO (11/95)
 Unit Value at beginning of
   period..........................  $ 0.910    $ 0.906    $ 0.899    $ 0.898
 Unit Value at end of period.......    0.983      0.977      0.910      0.906
 Number of units outstanding at end
   of period (thousands)...........    2,755        467         37         20
 TRAVELERS MANAGED INCOME PORTFOLIO
   (11/95)
 Unit Value at beginning of
   period..........................  $ 1.142    $ 1.137    $ 0.997    $ 0.995
 Unit Value at end of period.......    1.163      1.154      1.142      1.137
 Number of units outstanding at end
   of period (thousands)...........    2,636        266        226         90

                                   APPENDIX B
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION
                THE TRAVELERS FUND BD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                            YEAR ENDED               YEAR ENDED            YEAR ENDED            YEAR ENDED
                                         DECEMBER 31, 2000        DECEMBER 31, 1999     DECEMBER 31, 1998     DECEMBER 31, 1997
                                      STANDARD      ENHANCED     STANDARD   ENHANCED   STANDARD   ENHANCED   STANDARD   ENHANCED
--------------------------------------------------------------------------------------------------------------------------------
 VAN KAMPEN ENTERPRISE PORTFOLIO
   (11/95)
 Unit Value at beginning of
   period..........................  $     3.238   $     3.188   $ 2.601    $ 2.568    $ 2.103    $ 2.083    $ 1.655    $ 1.643
 Unit Value at end of period.......        2.731         2.682     3.238      3.188      2.601      2.568      2.103      2.083
 Number of units outstanding at end
   of period (thousands)...........   37,059,764     6,225,353    39,297      6,615     35,644      6,741     24,635      4,385
TRAVELERS SERIES TRUST:
 CONVERTIBLE BOND PORTFOLIO (5/98)
 Unit Value at beginning of
   period..........................  $     1.175   $     1.169   $ 1.001    $ 0.999    $ 1.000    $ 1.000    $    --    $    --
 Unit Value at end of period.......        1.306         1.297     1.175      1.169      1.001      0.999         --         --
 Number of units outstanding at end
   of period (thousands)...........    2,705,833       425,068     1,597        429        418         22         --         --
 DISCIPLINED MID CAP STOCK
   PORTFOLIO (5/98)
 Unit Value at beginning of
   period..........................  $     1.194   $     1.188   $ 1.064    $ 1.063    $ 1.000    $ 1.000    $    --    $    --
 Unit Value at end of period.......        1.376         1.366     1.194      1.188      1.064      1.063         --         --
 Number of units outstanding at end
   of period (thousands)...........    7,288,284       833,708     3,984        256        550         28         --         --
 DISCIPLINED SMALL CAP STOCK
   PORTFOLIO (5/98)+
 Unit Value at beginning of
   period..........................  $     1.066   $     1.061   $ 0.896    $ 0.894    $ 1.000    $ 1.000    $    --    $    --
 Unit Value at end of period.......        1.076         1.068     1.066      1.061      0.896      0.894         --         --
 Number of units outstanding at end
   of period (thousands)...........    1,550,746       181,191     1,074         87        365         17         --         --
 MFS EMERGING GROWTH PORTFOLIO
   (11/96)
 Unit Value at beginning of
   period..........................  $     2.793   $     2.769   $ 1.599    $ 1.589    $ 1.204    $ 1.200    $ 1.005    $ 1.005
 Unit Value at end of period.......        2.205         2.180     2.793      2.769      1.599      1.589      1.204      1.200
 Number of units outstanding at end
   of period (thousands)...........   38,334,239     7,629,810    38,199      7,825     29,937      7,522     17,295      4,256
 MFS RESEARCH PORTFOLIO (5/98)
 Unit Value at beginning of
   period..........................  $     1.267   $     1.261   $ 1.037    $ 1.035    $ 1.000    $ 1.000    $    --    $    --
 Unit Value at end of period.......        1.183         1.174     1.267      1.261      1.037      1.035         --         --
 Number of units outstanding at end
   of period (thousands)...........    8,594,088     1,788,003     7,721      1,495      3,295      1,243         --         --
 STRATEGIC STOCK PORTFOLIO (5/98)
 Unit Value at beginning of
   period..........................  $     0.971   $     0.966   $ 0.936    $ 0.934    $ 1.000    $ 1.000    $    --    $    --
 Unit Value at end of period.......        1.057         1.050     0.971      0.966      0.936      0.934         --         --
 Number of units outstanding at end
   of period (thousands)...........    3,018,348        55,440     3,336         80      3,336         44         --         --

                                                               PERIOD FROM
                                                                 11/8/95
                                         YEAR ENDED        (EFFECTIVE DATE) TO
                                      DECEMBER 31, 1996     DECEMBER 31, 1995
                                     STANDARD   ENHANCED   STANDARD   ENHANCED
-----------------------------------  -----------------------------------------
 VAN KAMPEN ENTERPRISE PORTFOLIO
   (11/95)
 Unit Value at beginning of
   period..........................  $ 1.362    $ 1.356    $ 1.039    $ 1.037
 Unit Value at end of period.......    1.655      1.643      1.362      1.356
 Number of units outstanding at end
   of period (thousands)...........   11,360      1,644        765        329
TRAVELERS SERIES TRUST:
 CONVERTIBLE BOND PORTFOLIO (5/98)
 Unit Value at beginning of
   period..........................  $    --    $    --    $    --    $    --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --
 DISCIPLINED MID CAP STOCK
   PORTFOLIO (5/98)
 Unit Value at beginning of
   period..........................  $    --    $    --    $    --    $    --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --
 DISCIPLINED SMALL CAP STOCK
   PORTFOLIO (5/98)+
 Unit Value at beginning of
   period..........................  $    --    $    --    $    --    $    --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --
 MFS EMERGING GROWTH PORTFOLIO
   (11/96)
 Unit Value at beginning of
   period..........................  $ 1.000    $ 1.000    $    --    $    --
 Unit Value at end of period.......    1.005      1.005         --         --
 Number of units outstanding at end
   of period (thousands)...........    2,506        466         --         --
 MFS RESEARCH PORTFOLIO (5/98)
 Unit Value at beginning of
   period..........................  $    --    $    --    $    --    $    --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --
 STRATEGIC STOCK PORTFOLIO (5/98)
 Unit Value at beginning of
   period..........................  $    --    $    --    $    --    $    --
 Unit Value at end of period.......       --         --         --         --
 Number of units outstanding at end
   of period (thousands)...........       --         --         --         --

The date shown next to each fund's name reflects the date money first came into the fund through the Separate Account. Funds not listed had no money allocated to them as of December 31, 2000. The financial statements of Fund BD II and The Travelers Life and Annuity Company are contained in the SAI.

*  Fund's name has changed. Refer to the prospectus for the new name.

+  No longer available to new contract owners.

++ Fund is closed.

                                   APPENDIX C
--------------------------------------------------------------------------------

                               THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account contract value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account which supports insurance and annuity obligations. Neither the general account nor any interest therein is registered under, nor subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of 3% per year in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

You may make transfers from the Fixed Account to any other available variable funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract effective date. We limit transfers to an amount of up to 15% of the Fixed Account contract value on the semiannual contract effective date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to variable funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the variable funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

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

                                   APPENDIX D
--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

        The Insurance Company
        Principal Underwriter
        Distribution and Principal Underwriting Agreement
        Valuation of Assets
        Performance Information
        Federal Tax Considerations
        Independent Accountants
        Financial Statements
--------------------------------------------------------------------------------
Copies of the Statement of Additional Information dated May 1, 2001 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Life and Annuity Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183. The Travelers Insurance Company Statement of Additional Information is printed on Form L-12253S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-12540S.

Name:

 ___________________________________

Address:

 ___________________________________

 ___________________________________

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

L-12253                                                              May 1, 2001